Collaboration Agreements (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Stendhal License
Collaboration agreement
Amount received to be recognized as revenue on a straight-line basis	$ 750,000
Future milestone payment to be received, based on certain milestones defined in the license agreement	3,000,000
Deferred revenue	456,000
Collaboration agreements | United Therapeutics
Collaboration agreement
Pre-commercial milestone payments received	1,500,000
Milestone payments to be received upon development of oral treprostinil in PAH	2,000,000
Milestone payments to be received upon development of additional treprostinil products for a second indication	4,000,000
Expiration period from the first commercial sale of each product on a country-by-country and product-by-product basis	12 years 6 months
Collaboration agreements | Stendhal License
Collaboration agreement
Amount received to be recognized as revenue on a straight-line basis	1,800,000
Future milestone payment to be received, based on certain milestones defined in the license agreement	1,800,000
Deferred revenue	$ 500,000
Collaboration agreement substantive obligation period	12 years